Income Tax - income tax expense attributable to income before income taxes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)
Income Tax
Expected expense (ISR)		$ 1,292,925	$ 1,354,965		$ 1,811,667
Expected expense (Percentage)	30.00%	30.00%	30.00%	30.00%	30.00%
Increase (decrease) resulting from:
Net effects of inflation (ISR)		$ (168,822)	$ (276,758)		$ (329,516)
Net effects of inflation (Percentage)	(4.00%)	(4.00%)	(6.00%)	(5.00%)	(5.00%)
(Non-taxable income) Non-deductible expenses (ISR)		$ 11,027	$ 16,648		$ 88,330
(Non-taxable income) Non-deductible expenses (Percentage)	0.00%	0.00%	0.00%	1.00%	1.00%
Effect of rate difference of foreign subsidiary (ISR)		$ 48,658	$ (16,572)		$ 702
Effect of rate difference of foreign subsidiary (Percentage)	1.00%	1.00%	0.00%	0.00%	0.00%
Effect from non-deductible employee benefits (ISR)		$ 70,202	$ 90,820		$ 83,953
Effect from non-deductible employee benefits (Percentage)	2.00%	2.00%	2.00%	1.00%	1.00%
Effect of tax incentive		$ (60,861)		$ 0	$ 0
Effect of tax incentive (Percentage)	$ (1)
Effect of change of income tax rate in the United States of America (ISR)	$ 0				$ (443,104)
Effect of change of income tax rate in the United States of America (Percentage)				(7.00%)	(7.00%)
Cancellation of loss by acquisition (ISR)		$ 0	$ 0		$ (129,036)
Cancellation of loss by acquisition (Percentage)	0.00%	0.00%	0.00%	(2.00%)	(2.00%)
Other (ISR)		$ (68,151)	$ (14,126)		$ 1,448
Other (Percentage)	(2.00%)	(2.00%)	0.00%	0.00%	0.00%
Income tax expense (ISR)		$ 1,124,978	$ 1,154,978		$ 1,084,444
Income tax expense (Percentage)	26.00%	26.00%	26.00%	18.00%	18.00%